TAXES ON INCOME (TAX BENEFIT)	12 Months Ended
Dec. 31, 2011
TAXES ON INCOME (TAX BENEFIT)

NOTE 14 –TAXES ON INCOME (TAX BENEFIT)

A.	Company

Part of the Company's investment in equipment has received approvals ("Approved Enterprise" status) in accordance with the Law for the Encouragement of Capital Investments, 1959 (the "Investment Law"). The Company has chosen to receive its benefits through the "Alternative Benefits" track, and, as such, is eligible for various benefits. These benefits include accelerated depreciation of fixed assets used in the investment program, as well as a full tax exemption on undistributed income in relation to income derived from the first plan for a period of 2 years and for the second and third plans for a period of 4 years. Thereafter a reduced tax rate of 25% will be applicable for an additional period of up to 5 years for the first plan and 3 years for the second and third plans, commencing with the date on which taxable income is first earned but not later than certain dates. In the case of foreign investment of more than 25%, the tax benefits are extended to 10 years, and in the case of foreign investment ranging from 49% to 100% the tax rate is reduced on a sliding scale to 10%. The benefits are subject to the fulfillment of the conditions of the letter of approval. The first, second and third plans benefit periods have already expired.

On April 1, 2005, an amendment to the Investment Law came into effect ("the Amendment") that significantly changed the provisions of the Investment Law. The Amendment limits the scope of enterprises which may be approved by the Investment Center by setting criteria for the approval of a facility as a Privileged Enterprise, such as provisions generally requiring that at least 25% of the Privileged Enterprise's Income will be derived from export. Additionally, the Amendment enacted major changes in the manner in which tax benefits are awarded under the Investment Law so that companies no longer require Investment Center approval in order to qualify for tax benefits. However, the Investment Law provides that terms and benefits included in any certificate of approval already granted will remain subject to the provisions of the law as they were on the date of such approval. Therefore, the Israeli companies with Approved Enterprise status will generally not be subject to the provisions of the Amendment. As a result of the amendment, tax-exempt income generated under the provisions of the new law, will subject the Company to taxes upon distribution or liquidation. Plans four, five and six are under Privileged Enterprise.

The first investment plan (First plan) benefit period has already expired.

The second investment plan (Second plan) benefit period has already expired.

The third investment plan (Third plan) benefit period has already expired.

In 2006, the Company received approval by the amendment to the Investment Law (Fourth plan) as a Privileged Enterprise. The commencing year was 2004. 2011 is the first year the Company generated income subject to the provision of the new law. The expected expiration year is 2015.

In 2007, the Company received approval by the amendment to the Investment Law (Fifth plan) as a Privileged Enterprise. The commencing year was 2006. 2011 is the first year the Company generated income subject to the provision of the new law. The expected expiration year is 2017.

In 2008, based on Company investments in property and equipment in the years 2007 and 2008, the Company submitted a request to approve a new plan (sixth plan) as a Privileged Enterprise in accordance with the Amendment to the Investment Law. The commencing year was 2008. The expected expiration year is 2019.

The entitlement to the above benefits is conditional upon the Company fulfilling the conditions stipulated by the above law, regulations published thereunder and the instruments of approval for the specific investments in "Approved Enterprises". In the event of failure to comply with these conditions, the benefits may be canceled and the Company may be required to refund the amount of the benefits, in whole or in part, including interest.

Income not eligible for "Approved Enterprise" benefits mentioned above is taxed at a regular rate of 24% (25% in 2010).

In the event of distribution by the Company of a cash dividend out of retained earnings that were tax exempt due to its Approved Enterprise status, the Company would have to pay corporate tax of 10% - 25% on the income from which the dividend was distributed based on the extent to which non-Israeli shareholders hold Company’s shares. A 15% withholding tax may be deducted from dividends distributed to the recipients.

The Company has not provided deferred taxes on future distributions of tax-exempt earnings, as management and the Board of Directors have not yet determined to pay any dividend in the future. Accordingly, such earnings have been considered to be permanently reinvested.

From 2011 the Company has earnings attributable to Approved Enterprise programs.

Recently, new legislation amending to the Investment Law was adopted. Under this new legislation, a uniform corporate tax rate will apply to all qualifying income of certain Industrial Companies (Requirement of a minimum export of 25% of the company's total turnover), as opposed to the current law's incentives, which are limited to income from Approved Enterprises during their benefits period. Under the new law, the uniform tax rate will be 10% in areas in Israel designated as Development Zone A and 15% elsewhere in Israel during 2011-2012, 7% and 12.5%, respectively, in 2013-2014, and 6% and 12%, respectively thereafter. The profits of these Industrial Companies will be freely distributable as dividends, subject to a 15% withholding tax (or lower, under an applicable tax treaty).

Under the transition provisions of the new legislation, the Company may decide to irrevocably implement the new law while waiving benefits provided under the current law or to remain subject to the current law.

Changing from the current law to the new law is permitted at any time. The Company chose not to adopt the new law during 2011. The Company does not expect the new law to have material ramifications on the tax payable in respect of its Israeli operations.

B.	Tax assessments

Final tax assessments in Israel have been received up to and including the 2007 tax year.

C.	Deferred taxes

Deferred tax assets, net consist of the following significant items:

	DECEMBER 31,
	2011	2010

Net operating loss carry forwards in Israel*	$-	$1,597
Net operating loss carry forwards of non-Israeli subsidiaries	7,606	6,739
R&D cost temporary differences	14	133
Other timing differences	1,180	1,702
Deferred tax assets before valuation allowance	8,800	10,171
Valuation allowance	(7,890)	(7,951)
Deferred tax assets, net of allowance	$910	$2,220

* Based on 24% tax rate for 2010

Presentation in balance sheets:

	DECEMBER 31,
	2011	2010

Current deferred taxes, net	$540	$2,220
Non-current deferred taxes, net	550	-
Non-current deferred tax liability, net	(180)	-
	$910	$2,220

Under ASC 740 ("Income Taxes"), deferred tax assets, net are to be recognized for the anticipated tax benefits associated with net operating loss carry-forwards and deductible temporary differences; unless it is more-likely-than-not that some or all of the deferred tax assets will not be realized. The adjustment is made by a valuation allowance. Since in previous years the realization of the net operating loss carry-forwards and deductible temporary differences was less likely than not, a valuation allowance has been established for the full amount of the tax benefits. For 2008, based on historical taxable income from continuing operations and projections for future taxable income the Company determined that it is more likely than not that some of its deferred tax assets are expected to be realized, and reversed part of the valuation allowance. The reversal of the valuation allowance and other adjustments to the deferred tax assets resulted in the recognition of tax expense of $1,310 and 940 in 2011 and 2010, respectively.

As of December 31, 2011, net operating loss carryforwards in U.S subsidiary amounted to approximately $19,400 attributable to the federal tax and approximately $0.9 million attributable to other subsidiaries. The tax loss carryforwards in the U.S. expire between 2012 and 2024. Utilization of U.S. net operating losses would be subject to substantial annual limitations due to the "change in ownership" provisions of the Internal Revenue Code of 1986 and similar state law provisions. The annual limitations would result in the expiration of part of net operating losses before utilization. The tax loss carryforwards in other subsidiaries have no expiration date.

D.	Israel and International components of income profit before taxes

	YEAR ENDED DECEMBER 31,
	2011	2010	2009

Israel	$13,330	$7,049	$8,092
International	1,342	3,366	3,418
	$14,672	$10,415	$11,510

E.	Income taxes included in the statement of operations

	YEAR ENDED DECEMBER 31,
	2011	2010	2009

Current taxes	$1,152	$430	$216
Deferred taxes	1,310	940	(1,220)
	$2,462	$1,370	$(1,004)

F.	Tax reconciliation

The following is a reconciliation of the theoretical tax expense, assuming that all income is taxed at the ordinary statutory average corporate tax rate in Israel and other jurisdictions and the actual tax expense in the statement of operations, is as follows:

	YEAR ENDED DECEMBER 31,
	2011	2010

Net income before taxes	$14,672	$10,415

Average Statutory tax rates	27%	26%

Theoretical tax	3,961	2,708

Decrease in taxes resulting from effect of “privileged enterprise” status	(3,266)	(1,734)
Non-deductible expenses	(641)	(216)
Change in valuation allowance and deferred taxes	1,951	849
Other	457	(237)
	(1,499)	(1,338)

Actual tax expense	$2,462	$1,370

G.	Uncertain tax positions

As of December 31, 2011, The Company maintains 3 uncertain tax positions accruals in the amounts of $352, $341 and $32.

The Company believes that it has adequately provided for any reasonably foreseeable outcomes related to tax audits and settlement. The final tax outcome of its tax audits could be different from that which is reflected in the Company’s income tax provisions and accruals. Such differences could have a material effect on the Company’s income tax provision and net income in the period in which such determination is made.